CONSOLIDATED COMPREHENSIVE INCOME STATEMENTS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 6,179	$ 5,579
Other comprehensive loss:
Unrealized holding gains (loss) on available for sale securities	(8,140)	628
Tax effect of unrealized holdings gains (loss) on available for sale securities	2,767	(214)
Reclassification adjustment for security gains recognized in income	(204)	(40)
Tax effect of reclassification adjustment for security gains recognized in income	69	14
Change in unrecognized pension cost	4,406	(2,829)
Tax effect of change in unrecognized pension cost	(1,498)	962
Net current-period other comprehensive income (loss)	(2,600)	(1,479)
Comprehensive income	$ 3,579	$ 4,100